                                                         Two World Trade Center,
                                                        New York, New York 10048
MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
LETTER TO THE SHAREHOLDERS November 30, 2000

DEAR SHAREHOLDER:

During the six-month period ended November 30, 2000, the overall stock market not only weakened significantly but also remained highly volatile. Signs of slowing economic growth coupled with a sharp correction in technology stocks mitigated concerns that the Federal Reserve Board might continue raising short-term interest rates. However, high crude oil prices and a stubbornly tight labor market left investors anxious that the Fed might maintain its tight monetary policy despite increasing signs of a slowdown.

In spite of indications of commercial credit-quality deterioration, financial stocks posted positive returns during the period as investors began to discount the peak in interest rates. Other sectors that performed well included capital goods, consumer staples, health care, transportation and utilities. However, double-digit negative returns produced by the technology and communications sectors weighed heavily on the performance of the broad-based market indexes.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended November 30, 2000, Morgan Stanley Dean Witter Financial Services Trust's Class B shares produced a total return of 15.60 percent compared to -6.92 percent for the Standard & Poor's 500 Index (S&P
500).* For the same period, the Fund's Class A, C and D shares posted total returns of 16.12 percent, 15.60 percent and 16.22 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses.

The Fund's overperformance resulted primarily from its above-market exposure to property and casualty (P&C) insurance companies and to

---------------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
LETTER TO THE SHAREHOLDERS November 30, 2000, continued

interest-rate-sensitive financials such as thrifts and government sponsored enterprises (GSEs). We chose to overweight financial companies that we anticipated would benefit as interest-rate concerns abated but that did not have significant exposure to commercial credit or syndicated lending.

After almost 10 years of economic expansion, we remain cautious about commercial credit-sensitive financials, because financial stocks have historically not been good late-cycle investments. Typically, as the economic cycle matures, banks tighten credit, loan demand weakens and credit quality deteriorates. Consequently, we have focused the Fund on secured credit lenders in the housing sector with low loan-to-value ratios, including thrifts, mortgage insurance providers and GSEs. We believe that low loan-to-value ratios can provide a cushion if the economy slows and housing prices decline. The Fund also maintained significant exposure to P&C insurance stocks, which remain one of the few areas of the economy with pricing power.

During the period, the Fund moved from an overweighted position to an underweighting in brokers and capital-market-sensitive players, because the weakness in technology coupled with interest-rate uncertainty slowed the new underwriting of both equity and debt. Moreover, we reduced the Fund's exposure to unsecured lenders such as credit card companies.

With the economy slowing and interest rates declining, the Fund continued to increase its exposure to interest-rate-sensitive sectors, including thrifts, GSEs and selected banks as well as mortgage market participants. In addition, we maintained an overweighting in P&C insurance stocks as pricing trends continued to improve.


LOOKING AHEAD

We are expecting U.S. and global growth to continue to slow in the coming year. We believe that earnings growth has likely peaked for domestic banks in this economic cycle. Thus, we are targeting financial institutions that have less credit-sensitive business lines and will continue to look for financial-services companies that are not overly susceptible to changes in credit quality.

The Fund will continue to focus on long-term growth areas in the wealth-management and asset-gathering businesses, including brokers, banks and insurance companies that emphasize asset management and retirement products. We anticipate that the Fund will maintain its overweighting in segments of the financial-services industry that we believe offer the potential for above-average relative earnings growth as well as those best positioned to benefit from industry consolidation, deregulation and technology.

Morgan Stanley Dean Witter Financial Services Trust
Letter to the Shareholders November 30, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Financial Services Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FUND PERFORMANCE November 30, 2000

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                       CLASS A SHARES*
--------------------------------------------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                              11.15%(1)        5.32%(2)
Since Inception (7/28/97)           15.92%(1)       14.06%(2)


                       CLASS C SHARES+
--------------------------------------------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                              10.25%(1)        9.42%(2)
Since Inception (7/28/97)           15.02%(1)       15.02%(2)






                       CLASS B SHARES**
---------------------------------------------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                              10.25%(1)         6.09%(2)
Since Inception (2/26/97)           17.54%(1)        17.20%(2)


              CLASS D SHARES++
-----------------------------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                              11.35%(1)
Since Inception (7/28/97)           15.97%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited)




    NUMBER OF
      SHARES                                                     VALUE
-----------------                                             ------------
                    COMMON STOCKS (94.9%)
                    Data Processing Services (6.7%)
103,000             Automatic Data Processing, Inc. .......   $  6,798,000
209,000             Bisys Group, Inc. (The)* ..............      8,987,000
202,000             DST Systems, Inc.* ....................     14,430,375
                                                              ------------
                                                                30,215,375
                                                              ------------
                    Finance/Rental/Leasing (17.0%)
168,000             Capital One Financial Corp. ...........      9,376,500
216,000             Fannie Mae ............................     17,064,000
356,000             Freddie Mac ...........................     21,515,750
182,000             Household International, Inc. .........      9,077,250
117,000             Providian Financial Corp. .............     10,530,000
164,000             USA Education Inc. ....................      9,491,500
                                                              ------------
                                                                77,055,000
                                                              ------------
                    Financial Conglomerates (6.5%)
342,000             Citigroup, Inc. .......................     17,035,875
232,000             Hancock (John) Financial Services            7,308,000
 70,800             ING Groep NV (Netherlands) ............      5,105,364
                                                              ------------
                                                                29,449,239
                                                              ------------
                    Financial Publishing/Services (1.5%)
138,000             SunGard Data Systems Inc.* ............      6,770,625
                                                              ------------
                    Insurance Brokers/Services (0.9%)
 37,000             Marsh & McLennan Companies,
                      Inc. ................................      4,259,625
                                                              ------------
                    Investment Banks/Brokers (1.9%)
 46,000             Edwards (A.G.), Inc. ..................      2,061,375
110,000             Lehman Brothers Holdings, Inc. ........      5,451,875
 16,000             Merrill Lynch & Co., Inc. .............        926,000
                                                              ------------
                                                                 8,439,250
                                                              ------------
                    Investment Managers (9.6%)
126,000             Affiliated Managers Group, Inc.* ......      5,567,625
622,500             Amvescap PLC (United Kingdom)                9,754,264
104,000             BlackRock, Inc.* ......................      4,537,000
375,000             Federated Investors, Inc. (Class B)         10,593,750
 16,000             Neuberger Berman Inc. .................      1,065,000
180,000             Stilwell Financial, Inc. ..............      5,850,000
192,000             Waddell & Reed Financial, Inc.
                      (Class A) ...........................      6,072,000
                                                              ------------
                                                                43,439,639
                                                              ------------
                    Life/Health Insurance (1.7%)
 74,000             AFLAC, Inc. ...........................      5,207,750
 70,000             Torchmark Corp. .......................      2,660,000
                                                              ------------
                                                                 7,867,750
                                                              ------------


    NUMBER OF
      SHARES                                                     VALUE
-----------------                                             ------------
                    Major Banks (4.7%)
387,300             Bank of New York Co., Inc. ............   $ 21,374,119
                                                              ------------
                    Multi-Line Insurance (5.7%)
109,500             American International Group,
                    Inc. ..................................     10,614,656
215,000             Hartford Financial Services
                      Group, Inc. (The) ...................     15,211,250
                                                              ------------
                                                                25,825,906
                                                              ------------
                    Property - Casualty Insurers (10.4%)
238,000             ACE, Ltd. (Bermuda) ...................      9,401,000
 81,000             Chubb Corp. (The) .....................      6,601,500
204,000             Everest Re Group, Ltd. (Bermuda)      .     12,278,250
168,000             PartnerRe Ltd. (Bermuda) ..............      8,862,000
 69,000             RenaissanceRe Holdings, Ltd.
                      (Bermuda) ...........................      5,002,500
105,000             St. Paul Companies, Inc. ..............      5,263,125
                                                              ------------
                                                                47,408,375
                                                              ------------
                    Real Estate Investment Trusts (0.5%)
107,000             IndyMac Bancorp, Inc.* ................      2,193,500
                                                              ------------
                    Regional Banks (7.4%)
368,000             Fifth Third Bancorp ...................     19,734,000
244,000             Firstar Corp. .........................      4,727,500
 53,200             Northern Trust Corp. ..................      4,581,850
 80,000             Zions Bancorporation ..................      4,370,000
                                                              ------------
                                                                33,413,350
                                                              ------------
                    Savings Banks (10.8%)
108,000             Astoria Financial Corp. ...............      4,833,000
465,000             Dime Bancorp, Inc. ....................     11,566,875
285,000             Golden West Financial Corp. ...........     16,690,312
351,000             Washington Mutual, Inc. ...............     15,948,562
                                                              ------------
                                                                49,038,749
                                                              ------------
                    Specialty Insurance (9.6%)
 81,000             Ambac Financial Group, Inc. ...........      6,186,375
142,000             MGIC Investment Corp. .................      8,946,000
125,000             PMI Group, Inc. .......................      7,945,313
 95,000             Radian Group, Inc. ....................      6,175,000
182,000             XL Capital Ltd. (Class A)
                      (Bermuda) ...........................     14,525,875
                                                              ------------
                                                                43,778,563
                                                              ------------
                    TOTAL COMMON STOCKS
                    (Cost $362,996,873) ...................    430,529,065
                                                              ------------



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                           VALUE
-----------                                      -------------
            SHORT-TERM INVESTMENTS (6.2%)
            U.S. GOVERNMENT AGENCY (a) (4.8)
$ 22,000    Student Loan Mortgage Assoc.
              6.43% due 12/01/00
              (Cost $22,000,000) .............   $  22,000,000
                                                 -------------
            REPURCHASE AGREEMENT (1.4%)
   6,344    The Bank of New York 6.50%
              due 12/01/00 (dated 11/30/00;
              proceeds $6,345,220) (b)
              (Cost $6,344,075) ..............       6,344,075
                                                 -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $28,344,075) ...............      28,344,075
                                                 -------------


TOTAL INVESTMENTS
(Cost $391,340,948) (c) .........   101.1 %       458,873,140
LIABILITIES IN EXCESS OF OTHER
ASSETS ..........................   (1.1)          (5,135,211)
                                    ----          -----------
NET ASSETS ......................   100.0 %      $453,737,929
                                    =======      ============

--------------------------------
*      Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $3,669,598 Federal Home Loan Bank 9.00% due 08/26/09 valued at $3,672,590 and $2,782,611 Federal National
       Mortgage Assoc. 7.50% due 06/01/24 valued at $2,799,269.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $70,864,506 and the aggregate gross unrealized depreciation is $3,332,314, resulting in net unrealized appreciation of $67,532,192.


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2000:

  CONTRACTS    IN EXCHANGE   DELIVERY    UNREALIZED
  TO DELIVER       FOR         DATE     DEPRECIATION
------------- ------------- ---------- -------------
GBP 931,883   $1,322,621    12/07/00     $ (4,846)
                                         ========

Currency Abbreviation:
-----------------------------
GBP  British Pound.





                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000 (unaudited)


ASSETS:
Investments in securities, at value (cost $391,340,948) ...........   $458,873,140
Receivable for:
   Investments sold ...............................................     12,937,655
   Shares of beneficial interest sold .............................      1,003,609
   Dividends ......................................................        291,814
   Foreign withholding taxes reclaimed ............................         51,788
Deferred organizational expenses ..................................         15,132
Prepaid expenses and other assets .................................         86,324
                                                                      -------------
   TOTAL ASSETS ...................................................    473,259,462
                                                                      -------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................     18,371,200
   Shares of beneficial interest repurchased ......................        425,861
   Plan of distribution fee .......................................        366,698
   Investment management fee ......................................        280,714
Accrued expenses and other payables ...............................         77,060
                                                                      -------------
   TOTAL LIABILITIES ..............................................     19,521,533
                                                                      -------------
   NET ASSETS .....................................................   $453,737,929
                                                                      =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................   $424,248,241
Net unrealized appreciation .......................................     67,529,760
Accumulated net investment loss ...................................     (1,002,194)
Accumulated net realized loss  ....................................    (37,037,878)
                                                                      -------------
   NET ASSETS .....................................................   $453,737,929
                                                                      =============
CLASS A SHARES:
Net Assets ........................................................     $7,788,963
Shares Outstanding (unlimited authorized, $.01 par value) .........        614,457
   NET ASSET VALUE PER SHARE ......................................         $12.68
                                                                      =============
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................         $13.38
                                                                      =============
CLASS B SHARES:
Net Assets ........................................................   $429,641,052
Shares Outstanding (unlimited authorized, $.01 par value) .........     34,917,646
   NET ASSET VALUE PER SHARE ......................................         $12.30
                                                                      =============
CLASS C SHARES:
Net Assets ........................................................    $13,003,246
Shares Outstanding (unlimited authorized, $.01 par value) .........      1,056,893
   NET ASSET VALUE PER SHARE ......................................         $12.30
                                                                      =============
CLASS D SHARES:
Net Assets ........................................................     $3,304,668
Shares Outstanding (unlimited authorized, $.01 par value) .........        260,543
   NET ASSET VALUE PER SHARE ......................................         $12.68
                                                                      =============



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended November 30, 2000 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends (net of $45,236 foreign withholding tax)....................     $ 2,397,855
Interest .............................................................         695,064
                                                                           -----------
   TOTAL INCOME ......................................................       3,092,919
                                                                           -----------
EXPENSES
Plan of distribution fee (Class A shares) ............................           8,365
Plan of distribution fee (Class B shares) ............................       2,028,632
Plan of distribution fee (Class C shares) ............................          57,266
Investment management fee ............................................       1,600,129
Transfer agent fees and expenses .....................................         241,302
Professional fees ....................................................          36,365
Custodian fees .......................................................          35,998
Shareholder reports and notices ......................................          33,023
Registration fees ....................................................          28,915
Organizational expenses ..............................................           6,123
Trustees' fees and expenses ..........................................           5,800
Other ................................................................          10,106
                                                                           -----------
   TOTAL EXPENSES ....................................................       4,092,024
                                                                           -----------
   NET INVESTMENT LOSS ...............................................        (999,105)
                                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
   Investments .......................................................      24,595,236
   Foreign exchange transactions .....................................          (3,177)
                                                                           -----------
   NET GAIN ..........................................................      24,592,059
                                                                           -----------
Net change in unrealized appreciation/depreciation on:
   Investments .......................................................      36,069,796
   Translation of forward foreign currency contracts, other assets and
     liabilities denominated in foreign currencies ...................          (3,246)
                                                                           -----------
   NET APPRECIATION ..................................................      36,066,550
                                                                           -----------
   NET GAIN ..........................................................      60,658,609
                                                                           -----------
NET INCREASE .........................................................     $59,659,504
                                                                           ===========



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                             FOR THE SIX        FOR THE YEAR
                                                             MONTHS ENDED          ENDED
                                                          NOVEMBER 30, 2000     MAY 31, 2000
                                                         -------------------  ----------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................      $   (999,105)      $ (1,658,652)
Net realized gain (loss) .............................        24,592,059        (56,648,654)
Net change in unrealized appreciation ................        36,066,550         18,921,630
                                                            ------------       ------------
   NET INCREASE ......................................        59,659,504        (39,385,676)
                                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................                 -         (1,236,780)
Class B shares .......................................                 -       (107,772,751)
Class C shares .......................................                 -         (2,566,350)
Class D shares .......................................                 -            (24,429)
                                                            ------------       ------------
   TOTAL DISTRIBUTIONS ...............................                 -       (111,600,310)
                                                            ------------       ------------
Net increase from transactions in shares of beneficial
  interest ...........................................         8,078,375         45,843,140
                                                            ------------       ------------
   NET INCREASE (DECREASE) ...........................        67,737,879       (105,142,846)
NET ASSETS:
Beginning of period ..................................       386,000,050        491,142,896
                                                            ------------       ------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $1,002,194 and $3,089, respectively)...............      $453,737,929       $386,000,050
                                                            ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies in the financial services and financial services related industries. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price;
(3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued

security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES - The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $61,100 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined at the close of each business day.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued

redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,244,111 at November 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $315,513, and $3,294, respectively and received $19,606 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2000 aggregated $429,674,051 and $395,680,498, respectively.

For the six months ended November 30, 2000, the Fund incurred brokerage commissions of $38,189 with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At November 30, 2000, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $1,379,716 and $2,300,829, respectively.

For the six months ended November 30, 2000, the Fund incurred brokerage commissions of $65,147 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At November 30, 2000, Fund's payable for investments purchased included unsettled trades with Morgan Stanley and Co., Inc. of $5,857,300.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                               FOR THE SIX                      FOR THE YEAR
                                              MONTHS ENDED                         ENDED
                                           NOVEMBER 30 , 2000                   MAY 31, 2000
                                     ------------------------------- ----------------------------------
                                               (unaudited)
                                          SHARES          AMOUNT           SHARES            AMOUNT
                                     --------------- ---------------  ---------------- -----------------
CLASS A SHARES
Sold ...............................       297,471    $   3,620,205          652,653    $    8,760,831
Reinvestment of distributions ......             -                -           98,750         1,147,481
Repurchased ........................      (164,145)      (1,981,497)        (585,387)       (7,839,778)
                                          --------    -------------         --------    --------------
Net increase - Class A .............       133,326        1,638,708          166,016         2,068,534
                                          --------    -------------         --------    --------------
CLASS B SHARES
Sold ...............................     5,043,643       59,416,161        8,388,455       106,337,695
Reinvestment of distributions ......             -                -        8,718,423        99,041,281
Repurchased ........................    (4,833,414)     (55,875,725)     (13,281,479)     (164,947,515)
                                        ----------    -------------      -----------    --------------
Net increase - Class B .............       210,229        3,540,436        3,825,399        40,431,461
                                        ----------    -------------      -----------    --------------
CLASS C SHARES
Sold ...............................       377,021        4,487,406          573,692         6,989,298
Reinvestment of distributions ......             -                -          216,980         2,464,894
Repurchased ........................      (249,644)      (2,908,709)        (531,755)       (6,414,073)
                                        ----------    -------------      -----------    --------------
Net increase - Class C .............       127,377        1,578,697          258,917         3,040,119
                                        ----------    -------------      -----------    --------------
CLASS D SHARES
Sold ...............................       255,482        2,899,042        1,277,209        15,937,242
Reinvestment of distributions ......             -                -            1,329            15,411
Repurchased ........................      (144,326)      (1,578,508)      (1,218,312)      (15,649,627)
                                        ----------    -------------      -----------    --------------
Net increase - Class D .............       111,156        1,320,534           60,226           303,026
                                        ----------    -------------      -----------    --------------
Net increase in Fund ...............       582,088    $   8,078,375        4,310,558    $   45,843,140
                                        ==========    =============      ===========    ==============

6. FEDERAL INCOME TAX STATUS


At May 31, 2000, the Fund had a net capital loss carryover of approximately $50,018,000 which will be available through May 31, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $6,625,000 during fiscal 2000.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At November 30, 2000, there were outstanding forward contracts.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                                 FOR THE PERIOD
                                                               FOR THE SIX       FOR THE YEAR    FOR THE YEAR    JULY 28, 1997*
                                                              MONTHS ENDED           ENDED           ENDED          THROUGH
                                                            NOVEMBER 30, 2000    MAY 31, 2000    MAY 31, 1999     MAY 31, 1998
                                                         ---------------------- -------------- ---------------- ---------------
                                                               (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $10.92          $ 15.57            $14.44           $11.51
                                                             ----------          -------          --------         --------
Income (loss) from investment operations:
 Net investment income .................................           0.02            0.05               0.05             0.04
 Net realized and unrealized gain (loss) ...............           1.74           (1.02)              2.48             3.13
                                                             ----------          -------          --------         --------
Total income (loss) from investment operations .........           1.76           (0.97)              2.53             3.17
                                                             ----------          -------          --------         --------
Less dividends and distributions from:
 Net investment income .................................              -              -                   -            (0.06)
 Net realized gain .....................................              -           (3.68)             (1.40)           (0.18)
                                                             ----------          -------          --------         --------
Total dividends and distributions ......................              -           (3.68)             (1.40)           (0.24)
                                                             ----------          -------          --------         --------
Net asset value, end of period .........................         $12.68          $ 10.92            $15.57           $14.44
                                                             ==========          =======          ========         ========
TOTAL RETURN+ ..........................................          16.12%(1)      (7.66)%             19.63%           27.74%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           1.19%(2)(3)    1.20 %(3)           1.20%(3)         1.23%(2)
Net investment income ..................................           0.26%(2)(3)    0.37 %(3)           0.37%(3)         0.34%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $7,789         $5,253              $4,905           $2,249
Portfolio turnover rate ................................             98%(1)        264 %               295%              99%

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Financial Services Trust
Financial Highlights, continued


                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                           NOVEMBER 30, 2000|P^
                                                         ------------------------
                                                                 (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................           $10.64
                                                                 --------
Income (loss) from investment operations:
 Net investment income (loss) ..........................           (0.03)
 Net realized and unrealized gain (loss) ...............            1.69
                                                                 --------
Total income (loss) from investment operations .........            1.66
                                                                 --------
Less dividends and distributions from:
 Net investment income .................................               -
 Net realized gain .....................................               -
                                                                 --------
Total dividends and distributions ......................               -
                                                                 --------
Net asset value, end of period .........................           $12.30
                                                                 ========
TOTAL RETURN+ ..........................................            15.60 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................             1.94 %(2)(3)
Net investment income (loss) ...........................            (0.49)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $429,641
Portfolio turnover rate ................................               98 %(1)



                                                                                                                FOR THE PERIOD
                                                                      FOR THE YEAR ENDED MAY 31               FEBRUARY 26, 1997*
                                                         ---------------------------------------------------       THROUGH
                                                               2000++             1999++         1998**++        MAY 31, 1997
                                                         ------------------ ------------------ ------------- -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $15.37             $14.38           $10.05          $10.00
                                                              --------           --------         --------       ----------
Income (loss) from investment operations:
 Net investment income (loss) ..........................        (0.05)             (0.06)           (0.05)            0.01
 Net realized and unrealized gain (loss) ...............        (1.00)              2.45             4.58             0.04
                                                              --------           --------         --------       ----------
Total income (loss) from investment operations .........        (1.05)              2.39             4.53             0.05
                                                              --------           --------         --------       ----------
Less dividends and distributions from:
 Net investment income .................................            -                  -            (0.02)               -
 Net realized gain .....................................        (3.68)             (1.40)           (0.18)               -
                                                              --------           --------         --------       ----------
Total dividends and distributions ......................        (3.68)             (1.40)           (0.20)               -
                                                              --------           --------         --------       ----------
Net asset value, end of period .........................       $10.64             $15.37           $14.38           $10.05
                                                              ========           ========         ========       ==========
TOTAL RETURN+  .........................................        (8.35)%            18.69 %          45.25 %           0.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.96 %(3)          1.97 %(3)        1.98 %           2.23%(2)
Net investment income (loss) ...........................        (0.39)%(3)         (0.40)%(3)       (0.38)%           0.64%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $369,229           $474,549         $370,181        $ 176,651
Portfolio turnover rate ................................          264 %              295 %             99 %             17%(1)

--------------
*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Financial Services Trust
Financial Highlights, continued


                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                             NOVEMBER 30, 2000
                                                         ------------------------
                                                                (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................           $ 10.64
                                                                   -------
Income (loss) from investment operations:
 Net investment loss ...................................            (0.03)
 Net realized and unrealized gain (loss) ...............             1.69
                                                                   -------
Total income (loss) from investment operations .........             1.66
                                                                   -------
Less dividends and distributions from:
 Net investment income .................................                -
 Net realized gain .....................................                -
                                                                   -------
Total dividends and distributions ......................                -
                                                                   -------
Net asset value, end of period .........................           $ 12.30
                                                                   =======
TOTAL RETURN+  .........................................             15.60 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................              1.94 %(2)(3)
Net investment loss ....................................             (0.49)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................           $13,003
Portfolio turnover rate ................................                98 %(1)



                                                                                              FOR THE PERIOD
                                                           FOR THE YEAR     FOR THE YEAR      JULY 28, 1997*
                                                              ENDED             ENDED             THROUGH
                                                           MAY 31, 2000     MAY 31, 1999       MAY 31, 1998
                                                         --------------- ------------------ ------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ................... $ 15.37              $ 14.38            $ 11.51
                                                         -------              -------            -------
Income (loss) from investment operations:
 Net investment loss ...................................  (0.05)               (0.05)             (0.05)
 Net realized and unrealized gain (loss) ...............  (1.00)                2.44               3.13
                                                         -------              -------            -------
Total income (loss) from investment operations .........  (1.05)                2.39               3.08
                                                         -------              -------            -------
Less dividends and distributions from:
 Net investment income .................................      -                    -              (0.03)
 Net realized gain .....................................  (3.68)               (1.40)             (0.18)
                                                         -------              -------            -------
Total dividends and distributions ......................  (3.68)               (1.40)             (0.21)
                                                         -------              -------            -------
Net asset value, end of period ......................... $10.64              $ 15.37            $ 14.38
                                                         =======              =======            =======
TOTAL RETURN+ ..........................................   (8.35) %             18.69 %           26.95 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................    1.96 %(3)            1.91 %(3)         1.96 %(2)
Net investment loss ....................................   (0.39) %(3)          (0.34)%(3)        (0.42)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................  $9,888              $10,305            $5,284
Portfolio turnover rate ................................     264 %                295 %              99 %

--------------

*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Financial Services Trust
Financial Highlights, continued


                                                                                                                 FOR THE PERIOD
                                                               FOR THE SIX       FOR THE YEAR    FOR THE YEAR    JULY 28, 1997*
                                                              MONTHS ENDED           ENDED           ENDED          THROUGH
                                                            NOVEMBER 30, 2000    MAY 31, 2000    MAY 31, 1999     MAY 31, 1998
                                                         ---------------------- -------------- ---------------- ---------------
                                                               (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $10.91          $ 15.53            $14.35           $11.51
                                                             ----------          -------          --------         --------
Income (loss) from investment operations:
 Net investment income .................................           0.03            0.06               0.04             0.08
 Net realized and unrealized gain (loss) ...............           1.74           (1.00)              2.54             3.01
                                                             ----------          -------          --------         --------
Total income (loss) from investment operations .........           1.77           (0.94)              2.58             3.09
                                                             ----------          -------          --------         --------
Less dividends and distributions from:
 Net investment income .................................              -              -                   -            (0.07)
 Net realized gain .....................................              -           (3.68)             (1.40)           (0.18)
                                                             ----------          -------          --------         --------
Total dividends and distributions ......................              -           (3.68)             (1.40)           (0.25)
                                                             ----------          -------          --------         --------
Net asset value, end of period .........................         $12.68          $10.91             $15.53           $14.35
                                                             ==========          =======          ========         ========
TOTAL RETURN+  .........................................          16.22%(1)       (7.46)%            20.12%           27.03%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           0.94%(2)(3)     0.96 %(3)          0.97%(3)         0.94%(2)
Net investment income ..................................           0.51%(2)(3)     0.61 %(3)          0.60%(3)         0.63%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $3,305          $1,630             $1,385              $80
Portfolio turnover rate ................................             98%(1)         264 %              295%              99%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD


MORGAN STANLEY
DEAN WITTER
FINANCIAL SERVICES
TRUST

[Graphic Omitted]


SEMIANNUAL REPORT
NOVEMBER 30, 2000